CONSOLIDATED UNAUDITED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (10,641)	$ (7,484)
Adjustments required to reconcile net loss to net cash used in operating activities:
Depreciation	159	89
Share-based compensation	525	138
Financial income, net	(239)	(36)
Changes in assets and liabilities items:
Increase in prepaid and other current assets and non-current assets	(152)	(508)
Increase in trade accounts payable, accruals and other current liabilities	320	27
Decrease in employees and payroll accruals	(293)	(62)
(Decrease) increase in royalties provision	(25)	35
Net cash used in operating activities	(10,346)	(7,801)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property and equipment	(323)	(218)
Investment in short-term bank and other deposits	(13,000)	(8,814)
Net cash used in investing activities	(13,323)	(9,032)
CASH FLOWS FROM FINANCING ACTIVITIES
Exercise of warrants into ordinary shares, net of issuance expenses	0	19,219
Issuance of ordinary shares in the registered direct offerings, net of issuance expenses	8,850	0
Net cash provided by financing activities	8,850	19,219
Net increase in cash, cash equivalents and restricted cash	(14,819)	2,386
Cash, cash equivalents and restricted cash at the beginning of the period	26,807	8,053
Cash, cash equivalents and restricted cash at the end of the period	11,988	10,439
Supplemental disclosure of non-cash flow information
Purchase of property and equipment included in accounts payable and accrued expenses	38	59
Financing fees included in other account payable and accruals	0	291
Assets acquired under operating lease	167	916
Supplemental disclosure of cash flow information:
Cash paid for taxes	3	7
Interest received	$ 138	$ 24